Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 110,426		$ 354,468
Loans held-in-portfolio, net of unearned income	21,611,866	[1]	20,983,192	[1]
Reverse Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio, net of unearned income	50,000
Residential Mortgage Loans Insured By FHA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	115,000		86,000
Nonperforming Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-for-sale	$ 1		$ 96

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)